COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2015
Commitments and Contingencies Disclosure [Abstract]
Schedule of Future Minimum Rental Payments for Operating Leases [Table Text Block]

Future minimum payments under the Company’s leases are as follows:

For the years the ended December 31,
2016	$52,273
2017	26,523
Total	$78,796